Schedule of Indefinite Lived Intangible Assets Included in Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Trademarks And Tradenames	Dec. 31, 2010 Trademarks And Tradenames
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 94	$ 93	$ 93	$ 94